Equity (Details) - Schedule of basic and diluted earnings per share $ in Millions	12 Months Ended
	Dec. 31, 2022 CLP ($) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 CLP ($) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 CLP ($) shares	Dec. 31, 2020 $ / shares
a) Basic earnings per share
Total attributable to the shareholders of the Bank (in Pesos) | $	$ 792,276		$ 845,645		$ 547,614
Weighted average number of outstanding shares (in Shares) | shares	188,446,126,794		188,446,126,794		188,446,126,794
Basic earnings per share (in Ch$)		$ 4.204		$ 4.487		$ 2.906
Basic earnings per share from continuing operations (in Ch$)		4.204		4.487		2.906
Basic earnings per share from discontinued operations (in Ch$)
b) Diluted earnings per share
Total attributable to the shareholders of the Bank (in Pesos) | $	$ 792,276		$ 845,645		$ 547,614
Weighted average number of outstanding shares (in Shares) | shares	188,446,126,794		188,446,126,794		188,446,126,794
Adjusted number of shares (in Shares) | shares	188,446,126,794		188,446,126,794		188,446,126,794
Diluted earnings per share (in Ch$)		4.204		4.487		2.906
Diluted earnings per share from continuing operations (in Ch$)		4.204		4.487		2.906
Diluted earnings per share from discontinued operations (in Ch$)